Goodwill and intangible assets	12 Months Ended
Mar. 31, 2017
Goodwill and intangible assets

8. Goodwill and intangible assets

Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	(in millions of yen)
Balance at beginning of fiscal year	11,549	11,703	19,097
Goodwill acquired	—	16,470 (1)	76,225	(2)
Impairment losses recognized	—	(6,222)	—
Foreign exchange translation	154	(2,854)	(146)
Balance at end of fiscal year	11,703	19,097	95,176

Gross amount of goodwill (3)	81,254	94,473	171,432
Accumulated impairment losses	69,551	75,376	76,256

Notes:

(1)	Goodwill acquired is entirely related to the acquisition of Simplex Real Estate Management Inc. and Simplex REIT Partners Inc.
(2)	Goodwill acquired is entirely related to the acquisition of Asset Management One (see Note 3 “Business combination”).
(3)	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 32 “Business segment information”.

Due to the prolonged severe business environment for Banco Mizuho do Brasil S.A., it was determined that the carrying amount of the Banco Mizuho do Brasil S.A. reporting unit exceeded its fair value, which is based on the market approach. Therefore, a goodwill impairment loss of ¥6,222 million was recognized during the fiscal year ended March 31, 2016.

Intangible assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2016 and 2017:

	2016			2017
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	73,949	35,178	38,771	126,979	42,517	84,462
Other	2,864	2,208	656	2,814	2,190	624

Total	76,813	37,386	39,427	129,793	44,707	85,086

Intangible assets not subject to amortization:
Total	9,224	—	9,224	9,061	—	9,061

Total	86,037	37,386	48,651	138,854	44,707	94,147

Note:	Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016, see Note 3 “Business combination” for further details of the integration among asset management companies. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

For the fiscal years ended March 31, 2015, 2016, and 2017, the MHFG Group recognized ¥5,376 million, ¥5,254 million, and ¥7,433 million, respectively, of amortization expense in respect of intangible assets.

The table below presents the estimated aggregate amortization expense in respect of intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2018	9,465
2019	9,243
2020	8,940
2021	8,232
2022	7,699